Label	Element	Value
Purchase Of Entity Shares Pursuant To Share Buy Back	rio_PurchaseOfEntitySharesPursuantToShareBuyBack	$ 1,444,000,000
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	169,000,000	[1]
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	115,000,000	[2]
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	169,000,000	[1]
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	113,000,000	[2]
Other reserves [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	(10,000,000)	[1]
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	0	[2]
Non-controlling interests [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	0	[1]
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	2,000,000	[2]
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	179,000,000	[1]
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	$ 113,000,000	[2]

[1]	{F|ag9lfndlYmZpbGluZ3MtZXVyagsSBlhNTERvYyJeWEJSTERvY0dlbkluZm86NjdjOTA4NmJjOWJkNGYwN2JmNTM0NTk2NjZmZDc3ZDd8VGV4dFNlbGVjdGlvbjo2REM0NjI3QjYzQUVDOTA3MkFBMTQ5MzQ3REM0NzcxQQw}
[2]	The impact of transition to new accounting standards; IFRS 16 ‘Leases’ and IFRIC 23 'Uncertainty over Income Tax Treatments' on 1 January 2019 is discussed on pages F-26 to F-30.